Consolidated Statements of Financial Position $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Current Assets
Cash	$ 2,811,000	$ 3,825,000
Marketable Securities	1,534,000	855,000
Receivables And Prepaids	924,000	1,131,000
Total Current Assets	5,269,000	5,811,000
Non-current Assets
Mineral Property Interests	27,508,000	26,277,000
Mineral property deposits	152,000	166,000
Equipment	297,000	374,000
Total Non-current Assets	27,957,000	26,817,000
Total Assets	33,226,000	32,628,000
Current Liabilities
Accounts Payable And Accrued Liabilities	652,000	1,296,000
Flow Through Premium Liability	0	32,000
Deferred Royalty Liability, Current	0	35,000
Lease Liability, Current	62,000	62,000
Total Current Liabilities	714,000	1,425,000
Long Term Liabilities
Deferred Royalty Liability, Long Term	0	96,000
Lease liability, long term	153,000	195,000
Deferred compensation liability	244,000	0
Deferred income tax liability	1,377,000	1,399
Total Long Term Liabilities	1,774,000	1,690,000
Total Liabilities	2,488,000	3,115,000
Shareholders' Equity
Share Capital	88,768,000	85,465,000
Reserve For Share-based Payments	656,000	815,000
Accumulated Other Comprehensive Loss	(3,170,000)	(3,990,000)
Deficit	(55,516,000)	(52,777,000)
Total Shareholders' Equity	30,738,000	29,513,000
Total Liabilities And Shareholders' Equity	$ 33,226,000	$ 32,628,000